November 14, 1995

Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

RE:	Rule 24f-2 Notice for First American Investment Funds, Inc.
	SEC File No.33-16905


Ladies and Gentlemen:

Pursuant to Rule 24f-2 under the Investment Company
Act of 1940, you are hereby notified as follows:

(i)	the fiscal year of the Fund for which this Notice is
	 filed is the year ended September 30, 1995.

(ii)	the number of securities of the same class of the
	Fund which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remained unsold at the beginning of such fiscal year was:0.


(iii)	the number of securities of the Fund registered
	during such fiscal year other than pursuant to Rule
	24f-2 was: $32,830,899.   (1)

(iv)	the number of securities of the Fund sold during
	such fiscal year was: $1,277,502,839.   (1)

(v)	the number of securities of the Fund sold during
	such fiscal year in reliance upon registration pursuant to
	Rule 24f-2 was:  $1,244,671,940.   (1)

This Notice is accompanied by an opinion of counsel as to whether the securities, the registration of which this Notice makes definite in number, were legally issued, fully paid and non-assessable as required by paragraphs (b) (1) (v) and (c), respectively, of Rule 24f-2.

Securities and Exchange Commission
Page Two
November 14, 1995

*Pursuant to Rule 24f-2(c) the filing fee accompanying this Notice was calculated as follows:

	(a)	actual aggregate sale price of
		securities sold pursuant to
		Rule 24f-2 during fiscal year
		(paragraph (v) above):
                           $1,244,671,940   (1)

	(b)	reduced by the difference
		between:

		(1)	the actual aggregate re-
			demption price of
			securities of the Trust
			redeemed by the Trust
			during such fiscal year;
                                         $441,606,410   (1)

			and

		(2)	the actual aggregate re-
			demption price of such
			redeemed securities
			previously applied pursuant
			to Rules 24e-2(a) and 24e-1
			of the Act;
                                         0

	(c)	net sales
                      		$803,065,530   (1)

Fee calculated pursuant to Section 6(b) of
the Securities Act of 1933:		$276,919.15

This fee will be wired to the SEC's acct at Mellon Bank on November 15, 1995.

(1) These amounts include purchases, sales and registered shares for First American Mutual Funds (No. 33-49087) a registered investment company that was merged into the Fund during the Fund's fiscal year ended September 30, 1995.

Very truly yours,

By:	/s/Stephen G Meyer

	Stephen G Meyer
	Controller

November 14, 1995

Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

Ladies and Gentlemen:

First American Investment Funds, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland.
The Fund is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, for the purpose of making definite the number of shares of common stock ("Shares") which it has registered under the Securities Act of 1933, as amended, and which it sold during its fiscal year ended
September 30, 1995.

As counsel to SEI Financial Services Company, I have examined copies, either certified or otherwise proved to be genuine, the Fund's Articles of Incorporation, and By-Laws, as now in effect, the minutes of meetings of its Directors and other documents relating to the Fund's organization and operation, as I have deemed necessary in rendering this opinion. I have been advised that during its fiscal year ended September 30, 1995, the Fund sold 112,876,213 Shares at an aggregate sales price of $1,277,502,839 and redeemed 39,319,666
Shares having an aggregate redemption price of $438,606,410, including sales and redemtions of shares of First American Mutual Funds (an investment company which was merged into the Fund during its fiscal year ended September 30, 1995). Based upon the foregoing, it is my opinion that:

	1.	The Fund is authorized to issue a
total of 10 Trillion shares of common stock, par value $.0001 per share.

Securities and Exchange Commission
Page Two
November 14, 1995




	2.	The 112,876,213  Shares sold
during the Fund's fiscal year ended September 30, 1995, the registration of which will be made definite by the filing of the accompanying Rule 24f-2 Notice, were legally issued, fully paid and non-assessable. I express no legal opinion with respect to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state securities laws in connection with the sale of such Shares.



I hereby consent to this opinion accompanying the Rule
24f-2 Notice which the Fund is about to file with the Securities and Exchange Commission.

Very truly yours,


/s/ Kathryn L. Stanton
Kathryn L. Stanton, Esquire